Federated Hermes International Small-Mid Company Fund Investment Strategy - Federated Hermes International Small-Mid Company Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective of long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies. The Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), seeks to invest in companies whose stock the Adviser perceives as undervalued relative to their assets or attractively priced relative to their growth prospects. The Adviser, in actively managing the Fund’s portfolio, may emphasize business sectors or regions of the world in the Fund’s portfolio because they exhibit enhanced return opportunities. The Fund may invest in companies from both developed and emerging market countries. The Fund may hedge its currency risk by using derivatives such as futures or forward contracts. The Fund may invest in depositary receipts, real estate investment trusts, derivative contracts (such as options, swaps and futures contracts) and hybrid investments (such as notes linked to underlying securities or indices) in order to implement its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, or to realize gains from trading a derivative contract. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy, as described below, and are calculated at market value. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small- or mid-capitalization companies. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy. For purposes of this limitation, small- or mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the MSCI ACWI ex USA SMID Cap Index. As of November 30, 2025, the capitalization of companies included in the MSCI ACWI ex USA SMID Cap Index ranged from approximately $5 million to $40 billion. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- or mid-capitalization stocks in the MSCI ACWI ex USA SMID Cap Index.